SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Oct. 02, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Feb. 16, 2024
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000			100,000,000
Common stock, par value		$ 0.0001	$ 0.0001			$ 0.0001
Gross proceeds from intial public offering		$ 5,750,000
Common stock, shares issued		14,687,500	13,250,000	[1]
Common stock, shares outstanding		14,687,500	13,250,000	[1]
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued	1,437,500
Share price per share	$ 4.00
Shares issued upon exercise of options	187,500
Gross proceeds from intial public offering	$ 5,750,000

[1]	The shares amounts are presented on a retroactive basis.